Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.7%)
AMC Networks, Inc. - Class A *	21,707	536
Cable One, Inc.	2,900	5,468
Cinemark Holdings, Inc.	57,312	573
John Wiley & Sons, Inc. - Class A	23,355	741
The New York Times Co. - Class A	77,274	3,307
TEGNA, Inc.	117,188	1,377
Telephone and Data Systems, Inc.	53,277	982
TripAdvisor, Inc.	51,432	1,008
World Wrestling Entertainment, Inc.- Class A	24,988	1,011
Yelp, Inc. *	36,793	739

Total		15,742

Consumer Discretionary (15.4%)
Aaron’s, Inc.	35,935	2,036
Adient PLC *	50,248	871
Adtalem Global Education, Inc. *	27,765	681
American Eagle Outfitters, Inc.	79,720	1,181
AutoNation, Inc. *	31,275	1,655
Boyd Gaming Corp.	42,923	1,317
Brunswick Corp.	42,369	2,496
Caesars Entertainment, Inc. *	106,568	5,974
Carter’s, Inc.	23,354	2,022
Choice Hotels International, Inc.	15,409	1,325
Churchill Downs, Inc.	18,995	3,112
Columbia Sportswear Co.	16,286	1,417
Cracker Barrel Old Country Store, Inc.	12,681	1,454
Dana Holding Corp.	77,329	953
Deckers Outdoor Corp. *	14,997	3,299
Delphi Technologies PLC *	46,216	772
Dick’s Sporting Goods, Inc.	34,868	2,018
Dunkin’ Brands Group, Inc.	44,034	3,607
Five Below, Inc. *	29,888	3,796
Foot Locker, Inc.	55,788	1,843
Fox Factory Holding Corp. *	22,178	1,648
Gentex Corp.	131,545	3,387
The Goodyear Tire & Rubber Co.	124,711	956
Graham Holdings Co. - Class B	2,220	897

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Grand Canyon Education, Inc. *	25,306	2,023
GrubHub, Inc. *	49,389	3,572
H&R Block, Inc.	103,242	1,682
Harley-Davidson, Inc.	82,017	2,013
Helen of Troy, Ltd. *	13,553	2,623
Jack in the Box, Inc.	12,138	963
KB Home	47,131	1,809
Kohl’s Corp.	84,444	1,565
Lear Corp.	29,195	3,184
Lithia Motors, Inc. - Class A	12,011	2,738
Marriott Vacations Worldwide Corp.	21,975	1,996
Mattel, Inc. *	185,665	2,172
Murphy USA, Inc. *	14,523	1,863
Nordstrom, Inc.	58,035	692
Ollie’s Bargain Outlet Holdings, Inc. *	30,442	2,659
Papa John’s International, Inc.	17,563	1,445
Penn National Gaming, Inc. *	77,055	5,602
Polaris Industries, Inc.	30,860	2,911
Pool Corp.	21,449	7,175
Restoration Hardware, Inc. *	8,260	3,160
Sally Beauty Holdings, Inc. *	60,400	525
Scientific Games Corp. - Class A *	29,906	1,044
Service Corp. International	94,315	3,978
Six Flags Entertainment Corp.	40,376	820
Skechers USA, Inc. - Class A *	72,951	2,205
Strategic Education, Inc.	13,064	1,195
Taylor Morrison Home Corp. *	69,415	1,707
Tempur Sealy International, Inc. *	25,667	2,289
Texas Roadhouse, Inc.	34,917	2,123
Thor Industries, Inc.	29,543	2,814
Toll Brothers, Inc.	61,457	2,990
TopBuild Corp. *	17,705	3,022
TRI Pointe Homes, Inc. *	69,752	1,265
Urban Outfitters, Inc. *	36,633	762
Visteon Corp. *	14,893	1,031
Weight Watchers International, Inc. *	25,116	474
The Wendy’s Co.	95,833	2,137
Williams-Sonoma, Inc.	41,638	3,766
Wingstop, Inc.	15,842	2,165

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Wyndham Destinations, Inc.	45,628	1,403
Wyndham Hotels & Resorts, Inc.	49,861	2,518

Total		140,797

Consumer Staples (3.9%)
BJ’s Wholesale Club Holdings, Inc. *	73,829	3,068
The Boston Beer Co., Inc. - Class A *	4,876	4,307
Casey’s General Stores, Inc.	19,753	3,509
Coty, Inc. - Class A	151,508	409
Darling Ingredients, Inc. *	86,684	3,123
Edgewell Personal Care Co. *	29,092	811
Energizer Holdings, Inc.	31,171	1,220
Flowers Foods, Inc.	105,325	2,562
Grocery Outlet Holding Corp. *	44,614	1,754
The Hain Celestial Group, Inc. *	44,715	1,534
Ingredion, Inc.	35,852	2,713
Lancaster Colony Corp.	10,459	1,870
Nu Skin Enterprises, Inc.	27,503	1,378
Pilgrim’s Pride Corp. *	26,122	391
Post Holdings, Inc. *	33,700	2,898
Sanderson Farms, Inc.	10,594	1,250
Sprouts Farmers Market, Inc. *	63,125	1,321
Tootsie Roll Industries, Inc.	9,341	289
TreeHouse Foods, Inc. *	30,241	1,226

Total		35,633

Energy (1.1%)
Antero Midstream Corp.	153,049	822
ChampionX Corp. *	99,455	794
Cimarex Energy Co.	54,618	1,329
CNX Resources Corp. *	120,106	1,134
EQT Corp.	136,803	1,769
Equitrans Midstream Corp.	217,576	1,841
Murphy Oil Corp.	77,276	689
World Fuel Services Corp.	33,981	720
WPX Energy, Inc. *	216,179	1,059

Total		10,157

Index 400 Stock Portfolio

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Financials (13.2%)
Affiliated Managers Group, Inc.	24,916	1,704
Alleghany Corp.	7,660	3,987
American Financial Group, Inc.	38,384	2,571
Associated Banc-Corp.	82,254	1,038
BancorpSouth Bank	51,603	1,000
Bank of Hawaii Corp.	21,435	1,083
Bank OZK	64,700	1,379
Brighthouse Financial, Inc. *	49,787	1,340
Brown & Brown, Inc.	125,634	5,687
Cathay General Bancorp	40,057	868
CIT Group, Inc.	52,690	933
CNO Financial Group, Inc.	75,850	1,217
Commerce Bancshares, Inc.	53,725	3,024
Cullen / Frost Bankers, Inc.	29,867	1,910
East West Bancorp, Inc.	75,726	2,479
Eaton Vance Corp.	61,107	2,331
Essent Group Ltd.	60,171	2,227
Evercore, Inc. - Class A	21,725	1,422
F.N.B. Corp.	172,985	1,173
FactSet Research Systems, Inc.	20,334	6,809
Federated Investors, Inc. - Class B	50,940	1,096
First American Financial Corp.	59,687	3,039
First Financial Bankshares, Inc.	76,019	2,122
First Horizon National Corp.	296,121	2,792
FirstCash, Inc.	22,180	1,269
Fulton Financial Corp.	86,744	809
Genworth Financial, Inc. - Class A *	270,824	907
Glacier Bancorp, Inc.	51,064	1,637
Hancock Holding Co.	46,217	869
Hanover Insurance Group, Inc.	20,188	1,881
Home BancShares, Inc.	81,347	1,233
Interactive Brokers Group, Inc. - Class A	42,310	2,045
International Bancshares Corp.	29,799	777
Janus Henderson Group PLC	80,689	1,753
Jefferies Financial Group, Inc.	115,587	2,081
Kemper Corp.	32,868	2,197
LendingTree, Inc. *	4,212	1,293
Mercury General Corp.	14,222	588
Navient Corp.	103,793	877
New York Community Bancorp, Inc.	248,291	2,053

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Financials continued
Old Republic International Corp.	151,334	2,231
PacWest Bancorp	62,486	1,067
Pinnacle Financial Partners, Inc.	40,593	1,445
Primerica, Inc.	21,152	2,393
Prosperity Bancshares, Inc.	49,593	2,570
Reinsurance Group of America, Inc.	36,360	3,461
RenaissanceRe Holdings, Ltd.	27,412	4,653
RLI Corp.	21,172	1,773
SEI Investments Co.	65,080	3,301
Selective Insurance Group, Inc.	32,012	1,648
Signature Bank	28,668	2,379
SLM Corp.	200,832	1,625
Sterling Bancorp	104,088	1,095
Stifel Financial Corp.	36,693	1,855
Synovus Financial Corp.	78,844	1,669
TCF Financial Corp.	81,478	1,903
Texas Capital Bancshares, Inc. *	27,001	841
Trustmark Corp.	33,944	727
UMB Financial Corp.	23,133	1,134
Umpqua Holdings Corp.	117,866	1,252
United Bankshares, Inc.	69,447	1,491
Valley National Bancorp	216,118	1,480
Washington Federal, Inc.	40,519	845
Webster Financial Corp.	48,272	1,275
Wintrust Financial Corp.	30,829	1,235

Total		120,848

Health Care (10.8%)
Acadia Healthcare Co., Inc. *	47,614	1,404
Amedisys, Inc. *	17,377	4,108
Arrowhead Pharmaceuticals, Inc. *	54,748	2,357
Avanos Medical, Inc. *	25,600	850
Bio-Techne Corp.	20,633	5,111
Cantel Medical Corp.	20,080	882
Charles River Laboratories International, Inc. *	26,589	6,021
Chemed Corp.	8,520	4,093
Emergent Biosolutions, Inc. *	24,077	2,488
Encompass Health Corp.	53,225	3,459
Exelixis, Inc. *	165,379	4,044

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Globus Medical, Inc. - Class A *	40,316	1,996
Haemonetics Corp. *	27,135	2,368
HealthEquity, Inc. *	41,045	2,108
Hill-Rom Holdings, Inc.	35,649	2,977
ICU Medical, Inc. *	10,422	1,905
Integra LifeSciences Holdings Corp. *	37,887	1,789
Jazz Pharmaceuticals PLC *	29,683	4,232
LHC Group, Inc. *	16,907	3,594
Ligand Pharmaceuticals, Inc. - Class B *	8,605	820
LivaNova PLC *	26,047	1,178
Masimo Corp. *	27,056	6,387
MEDNAX, Inc. *	45,740	745
Medpace Holdings, Inc. *	14,592	1,631
Molina Healthcare, Inc. *	31,738	5,809
Nektar Therapeutics *	95,750	1,588
NuVasive, Inc. *	27,431	1,332
Patterson Cos., Inc.	46,413	1,119
Penumbra, Inc. *	17,972	3,493
PRA Health Sciences, Inc. *	34,233	3,473
Prestige Brands Holdings, Inc. *	26,862	978
Quidel Corp. *	20,432	4,482
Repligen Corp. *	26,133	3,856
Syneos Health, Inc. *	37,369	1,987
Tenet Healthcare Corp. *	56,406	1,383
United Therapeutics Corp. *	23,770	2,401

Total		98,448

Industrials (17.1%)
Acuity Brands, Inc.	21,214	2,171
AECOM *	85,843	3,592
AGCO Corp.	32,870	2,441
ASGN, Inc. *	28,099	1,786
Avis Budget Group, Inc. *	27,593	726
Axon Enterprise, Inc. *	33,973	3,081
The Brink’s Co.	27,040	1,111
Builders FirstSource, Inc. *	62,472	2,038
Carlisle Cos., Inc.	29,212	3,575
Clean Harbors, Inc. *	27,396	1,535
Colfax Corp. *	53,859	1,689
CoreLogic, Inc.	42,528	2,878
Crane Co.	26,398	1,323
Curtiss-Wright Corp.	22,253	2,075
Donaldson Co., Inc.	67,506	3,134
Dycom Industries, Inc. *	17,041	900
EMCOR Group, Inc.	29,387	1,990
EnerSys	22,734	1,526
Fluor Corp.	66,770	588

Index 400 Stock Portfolio

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Industrials continued
FTI Consulting, Inc. *	19,586	2,076
GATX Corp.	18,733	1,194
Generac Holdings, Inc. *	33,606	6,507
Graco, Inc.	89,226	5,474
Healthcare Services Group, Inc.	39,832	858
Herman Miller, Inc.	31,509	950
Hexcel Corp.	44,694	1,500
HNI Corp.	22,840	717
Hubbell, Inc.	29,024	3,972
IAA Spinco, Inc. *	71,692	3,733
Insperity, Inc.	19,313	1,265
ITT, Inc.	46,243	2,731
JetBlue Airways Corp. *	145,806	1,652
KAR Auction Services, Inc.	69,165	996
Kennametal, Inc.	44,384	1,284
Kirby Corp. *	32,133	1,162
Knight-Swift Transportation Holdings, Inc.	67,411	2,744
Landstar System, Inc.	20,541	2,578
Lennox International, Inc.	18,631	5,079
Lincoln Electric Holdings, Inc.	31,774	2,924
ManpowerGroup, Inc.	31,080	2,279
MasTec, Inc. *	30,027	1,267
Mercury Systems, Inc. *	29,973	2,322
The Middleby Corp. *	29,768	2,671
MSA Safety, Inc.	19,355	2,597
MSC Industrial Direct Co., Inc. - Class A	24,366	1,542
Nordson Corp.	28,887	5,541
nVent Electric PLC	90,949	1,609
Oshkosh Corp.	36,451	2,679
Owens Corning, Inc.	57,811	3,978
Regal Beloit Corp.	21,719	2,039
Ryder System, Inc.	28,805	1,217
Stericycle, Inc. *	48,963	3,088
Sunrun, Inc. *	67,916	5,234
Terex Corp.	37,091	718
Tetra Tech, Inc.	28,842	2,754
The Timken Co.	36,174	1,961
The Toro Co.	57,427	4,821
Trex Co., Inc. *	61,954	4,436
Trinity Industries, Inc.	47,632	929
Univar Solutions, Inc. *	90,485	1,527
Valmont Industries, Inc.	11,433	1,420
Watsco, Inc.	17,567	4,091
Werner Enterprises, Inc.	31,065	1,304
Woodward, Inc.	31,052	2,489
XPO Logistics, Inc. *	48,879	4,138

Total		156,206

Information Technology (15.0%)
ACI Worldwide, Inc. *	62,293	1,628

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Alliance Data Systems Corp.	25,538	1,072
Arrow Electronics, Inc. *	41,547	3,268
Avnet, Inc.	52,868	1,366
Belden, Inc.	23,826	741
Blackbaud, Inc.	26,533	1,481
CACI International, Inc. - Class A *	13,432	2,863
CDK Global, Inc.	65,051	2,836
Ceridian HCM Holding, Inc. *	69,481	5,743
Ciena Corp. *	82,233	3,264
Cirrus Logic, Inc. *	31,253	2,108
Cognex Corp.	92,617	6,029
Coherent, Inc. *	12,982	1,440
CommVault Systems, Inc. *	24,830	1,013
Cree, Inc. *	58,703	3,742
Enphase Energy, Inc. *	67,441	5,570
Fair Isaac Corp. *	15,521	6,602
First Solar, Inc. *	45,327	3,001
II-VI, Inc. *	55,485	2,250
InterDigital, Inc.	16,488	941
j2 Global, Inc. *	23,951	1,658
Jabil Circuit, Inc.	72,531	2,485
KBR, Inc.	76,192	1,704
Littelfuse, Inc.	13,028	2,310
LiveRamp Holdings, Inc. *	35,259	1,825
Lumentum Holdings, Inc. *	40,248	3,024
Manhattan Associates, Inc. *	33,997	3,246
MAXIMUS, Inc.	32,816	2,245
MKS Instruments, Inc.	29,504	3,223
Monolithic Power Systems	22,596	6,318
National Instruments Corp.	70,346	2,511
NCR Corp. *	68,722	1,522
NetScout Systems, Inc. *	38,779	847
Paylocity Holding Corp. *	19,873	3,208
Perspecta, Inc.	73,134	1,422
PTC, Inc. *	55,933	4,627
Qualys, Inc. *	18,065	1,771
Sabre Corp.	166,777	1,086
Science Applications International Corp.	31,130	2,441
Semtech Corp. *	34,876	1,847
Silicon Laboratories, Inc. *	23,440	2,294
SolarEdge Technologies, Inc. *	26,824	6,393
Synaptics, Inc. *	18,320	1,473
SYNNEX Corp.	22,049	3,088
Teradata Corp. *	58,339	1,324
Trimble Navigation, Ltd. *	133,920	6,522

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Universal Display Corp.	22,940	4,146
ViaSat, Inc. *	34,322	1,180
Vishay Intertechnology, Inc.	70,948	1,105
WEX, Inc. *	23,600	3,280

Total		137,083

Materials (5.9%)
AptarGroup, Inc.	34,508	3,906
Ashland Global Holdings, Inc.	29,128	2,066
Avient Corp.	48,938	1,295
Cabot Corp.	30,219	1,089
The Chemours Co.	87,904	1,838
CMC Materials, Inc.	15,551	2,221
Commercial Metals Co.	63,727	1,273
Compass Minerals International, Inc.	18,167	1,078
Domtar Corp.	29,540	776
Eagle Materials, Inc.	22,349	1,929
Grief, Inc. - Class A	14,152	512
Ingevity Corp. *	22,092	1,092
Louisiana-Pacific Corp.	60,108	1,774
Minerals Technologies, Inc.	18,262	933
NewMarket Corp.	3,917	1,341
O-I Glass, Inc.	84,005	890
Olin Corp.	76,041	941
Reliance Steel & Aluminum Co.	34,124	3,482
Royal Gold, Inc.	35,105	4,218
RPM International, Inc.	69,563	5,763
The Scotts Miracle-Gro Co. - Class A	21,789	3,332
Sensient Technologies Corp.	22,670	1,309
Silgan Holdings, Inc.	42,137	1,549
Sonoco Products Co.	53,723	2,744
Steel Dynamics, Inc.	106,961	3,062
United States Steel Corp.	117,948	866
Valvoline, Inc.	99,034	1,886
Worthington Industries, Inc.	19,301	787

Total		53,952

Real Estate (9.0%)
American Campus Communities, Inc.	73,663	2,572
Brixmor Property Group, Inc.	158,681	1,855
Camden Property Trust	52,128	4,638
CoreSite Realty Corp.	22,764	2,706
Corporate Office Properties Trust	60,042	1,424
Cousins Properties, Inc.	79,516	2,273
CyrusOne, Inc.	62,552	4,381
Douglas Emmett, Inc.	88,232	2,215
EastGroup Properties, Inc.	21,052	2,723

Index 400 Stock Portfolio

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
EPR Properties	39,934	1,098
First Industrial Realty Trust, Inc.	68,084	2,710
The GEO Group, Inc.	64,940	736
Healthcare Realty Trust, Inc.	72,815	2,193
Highwoods Properties, Inc.	55,607	1,867
Hudson Pacific Properties, Inc.	82,080	1,800
JBG SMITH Properties	60,149	1,608
Jones Lang LaSalle, Inc.	27,714	2,651
Kilroy Realty Corp.	56,098	2,915
Lamar Advertising Co. - Class A	46,237	3,060
Life Storage, Inc.	25,111	2,643
The Macerich Co.	59,997	407
Medical Properties Trust, Inc.	283,038	4,990
National Retail Properties, Inc.	92,881	3,205
OMEGA Healthcare Investors, Inc.	121,478	3,637
Park Hotels & Resorts, Inc.	126,100	1,260
Pebblebrook Hotel Trust	70,041	878
Physicians Realty Trust	111,402	1,995
Potlatch Corp.	35,790	1,507
PS Business Parks, Inc.	10,737	1,314
Rayonier, Inc.	73,063	1,932
Rexford Industrial Realty, Inc.	66,254	3,032
Sabra Health Care REIT, Inc.	110,020	1,517
Service Properties Trust	88,096	700
Spirit Realty Capital, Inc.	55,150	1,861

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Store Capital Corp.	122,082	3,349
Taubman Centers, Inc.	33,031	1,100
Urban Edge Properties	58,713	571
Weingarten Realty Investors	64,449	1,093

Total		82,416

Utilities (3.6%)
ALLETE, Inc.	27,767	1,437
Black Hills Corp.	33,582	1,796
Essential Utilities, Inc.	119,402	4,806
Hawaiian Electric Industries, Inc.	58,435	1,942
IDACORP, Inc.	27,008	2,158
MDU Resources Group, Inc.	107,322	2,415
National Fuel Gas Co.	48,680	1,976
New Jersey Resources Corp.	51,343	1,387
NorthWestern Corp.	27,069	1,317
OGE Energy Corp.	107,134	3,213
ONE Gas, Inc.	28,324	1,955
PNM Resources, Inc.	42,632	1,762
Southwest Gas Holdings, Inc.	29,927	1,888
Spire, Inc.	27,554	1,466
UGI Corp.	111,497	3,677

Total		33,195

Total Common Stocks (Cost: $767,300)		884,477

Short-Term Investments (3.4%)

Commercial Paper (0.7%)
Exxon Mobil Corp.
0.000%, 10/14/20	500,000	500
0.000%, 11/10/20	1,000,000	999
Pfizer, Inc.
0.000%, 10/5/20 144A	700,000	700
0.000%, 11/12/20 144A	800,000	800

Short-Term Investments (3.4%)	Shares/ Par +	Value $ (000’s)

Commercial Paper continued
Roche Holdings, Inc.
0.000%, 10/13/20 144A	400,000	400
0.000%, 11/2/20 144A	1,100,000	1,100
Societe Generale SA
0.000%, 10/27/20 144A	1,500,000	1,500

Total		5,999

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	8,951,928	8,952

Total		8,952

US Government & Agencies (1.7%)
Federal Home Loan Bank
0.000%, 10/21/20	3,000,000	3,000
0.000%, 10/22/20	1,500,000	1,500
0.000%, 10/28/20	1,500,000	1,500
0.000%, 11/3/20	1,500,000	1,500
0.000%, 11/5/20 b	3,000,000	3,000
0.000%, 11/18/20 b	1,500,000	1,500
0.000%, 11/20/20	1,500,000	1,500
0.000%, 11/25/20	750,000	750
0.000%, 12/28/20	1,500,000	1,499

Total		15,749

Total Short-Term Investments (Cost: $30,700)		30,700

Total Investments (100.1%) (Cost: $798,000)@		915,177

Other Assets, Less Liabilities (-0.1%)		(576)

Net Assets (100.0%)		914,601

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

S&P 400 Mini Index Futures	Long	USD	17	166	12/20	$30,808	$(339)	$213

							$(339)	$213

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$213	$213	$–	$–	$–	$–

Index 400 Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $4,500 representing 0.5% of the net assets.

#	7-Day yield as of 9/30/2020.
b

Cash or securities with an aggregate value of $4,500 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $798,000 and the net unrealized appreciation of investments based on that cost was $116,838 which is comprised of $234,397 aggregate gross unrealized appreciation and $117,559 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$884,477	$—	$—
Short-Term Investments
Money Market Funds	8,952	—	—
All Others	—	21,748	—

Total Assets:	$893,429	$21,748	$—

Liabilities:
Other Financial Instruments^
Futures	(339)	—	—

Total Liabilities:	$(339)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand